SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 830	$ 1,405	$ 1,821
Amortisation	945	889	899
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	162	123	159
Amortisation	458	89	51
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	668	1,282	1,662
Amortisation	$ 487	$ 800	$ 848